Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies

12.  Commitments and Contingencies

In the normal course of business, the Company is subjected to various claims, legal actions, contract negotiations and disputes. The Company provides for losses, if any, in the year in which they can be reasonably estimated. In management’s opinion, there are currently no such matters outstanding that would have a material effect on the accompanying condensed consolidated financial statements.

Operating Leases

The Company leases land and equipment under operating leases which expire at various dates through February 2047.

The Company’s future minimum payments under non-cancelable operating leases are as follows:

Year Ending December 31,	Amount
2017 (remainder of)	$67
2018	336
2019	316
2020	268
2021 and thereafter	5,915
Total minimum lease payments	$6,902

The above amounts include $6.2 million of commitments related to a 30-year land lease with the State of Oklahoma related to the Company’s Kingfisher Facility further described below.

Other Commitments

In the normal course of business, the Company has certain short-term purchase obligations and commitments for products and services, primarily related to purchases of materials used in the manufacturing of its systems. At September 30, 2017, Solaris LLC had commitments of approximately $7.0 million.

On July 27, 2017, Solaris Logistics, LLC, a wholly owned subsidiary of Solaris LLC, entered into a seven year customer contract with an exploration and production company to provide proppant transloading service at the Kingfisher Facility, which is effective upon construction of the Kingfisher Facility.

Estimated capital investment for the first phase of development to complete core infrastructure and fully support the customer contract totals approximately $40 million and will be funded from available cash raised in connection with the IPO and cash flow from operations. This investment includes capital expenditures related to engineering and site preparation, as well as rail and silo construction that is scheduled to be fully completed by August 2018. This investment also includes certain performance based cash awards and performance based equity awards in the form of 156,250 shares of restricted stock, both contingent upon the completion of construction for the first phase of development that will be recognized during the period that such milestones are considered probable. As of September 30, 2017, the Company had remaining obligations related to executed agreements in connection with construction activities at the Kingfisher Facility of approximately $1.9 million.

The Company has executed a guarantee of lease agreement with Solaris Energy Management, LLC, a related party of the Company, related to the rental of office space for the Company’s corporate headquarters. The total future guaranty is $2.8 million as of September 30, 2017.  Refer to Note 13 for additional information regarding related party transactions recognized.

Solaris LLC
Commitments and Contingencies

12.        Commitments and Contingencies

In the normal course of business, the Company is subjected to various claims, legal actions, contract negotiations and disputes. The Company provides for losses, if any, in the year in which they can be reasonably estimated. In management’s opinion, there are currently no such matters outstanding that would have a material effect on the accompanying consolidated financial statements.

Operating Leases

The Company leases equipment and office space under operating leases which expire at various dates through May 2020. The office space operating lease contains general escalating payment terms. Rental expense is recognized on a straight-line basis over the life of these leases. The expense related to these non-cancellable operating leases is included in rent expense and amounted to $206 and $340 for the years ended December 31, 2016 and 2015, respectively.

The Company’s future minimum payments under non-cancelable operating leases for each of the five years subsequent to December 31, 2016 and thereafter are as follows:

Year Ending December 31,	Amount
2017	$48
2018	29
2019	29
2020	12
2021 and thereafter	—
Total minimum lease payments	$118

Other Commitments

In the normal course of business, the Company has certain short-term purchase obligations and commitments for products and services, primarily related to purchases of materials used in the manufacturing of its systems. At December 31, 2016 and 2015, the Company had commitments of approximately $835 and $1,259, respectively.